Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 2,562,552	$ 3,214,184	$ 4,131,639	$ 4,053,131	$ 11,008,532	$ 12,882,250
Cost of goods sold	1,507,204	1,815,710	2,408,045	2,349,554	6,248,757	7,546,180
Gross profit (loss)	1,055,348	1,398,474	1,723,594	1,703,577	4,759,775	5,336,070
Operating expenses:
General and administrative expenses	380,564	452,337	709,256	909,383	2,677,054	1,557,906
Selling expenses	137,884	102,562	209,404	110,009	464,942	698,071
Total operating expenses	518,448	554,899	918,660	1,019,392	3,141,996	2,255,977
Income (Loss) from operations	536,900	843,575	804,934	684,185	1,617,779	3,080,093
Other income (expense):
Interest expense	(48,807)	(98,152)	(65,645)	(196,775)	(700,030)	(452,470)
Subsidy income						143,187
Rental income, net		769		3,386	6,276	60,940
Other income (expense), net	50,432	(2,778)	59,740	(4,111)	(339,097)	(120,915)
Total other income (expense)	1,625	(100,161)	(5,905)	(197,500)	(1,032,851)	(369,258)
Income before income taxes	538,525	743,414	799,029	486,685	584,928	2,710,835
Income taxes		15,599		15,599	(394,979)	505,456
Net income	538,525	727,815	799,029	471,086	979,907	2,205,379
Net income attributable to non-controlling interest	1,531	2,471	1,900	651	4,403	3,814
Net income attributable to Muliang Viagoo Technology, Inc. common stockholders	536,994	725,344	797,129	470,435	975,504	2,201,565
Other comprehensive income:
Unrealized foreign currency translation adjustment	219,108	187,096	171,298	14,252	896,587	(111,336)
Total Comprehensive income	757,633	914,911	970,327	485,338	1,876,494	2,094,043
Total comprehensive income attributable to non-controlling interests	2,994	2,557	2,322	65	5,927	3,377
Total comprehensive income attributable to Muliang Viagoo Technology, Inc. common stockholders	$ 754,639	$ 912,354	$ 968,005	$ 485,273	$ 1,870,567	$ 2,090,666
Earnings per common share
Basic and diluted (in Dollars per share)	$ 0.01	$ 0.02	$ 0.02	$ 0.01	$ 0.03	$ 0.04
Weighted average common shares outstanding
Basic (in Shares)	38,502,954	38,402,954	38,502,954	38,402,954	37,908,242	52,073,278
Diluted (in Shares)	38,502,954	38,402,954	38,502,954	38,402,954	37,908,242	52,073,278